NET INTEREST INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and similar income:
Loans and advances to customers	£ 9,290	£ 8,767	£ 5,774
Loans and advances to banks	1,523	1,751	618
Reverse repurchase agreements – non-trading	987	626	149
Other	639	473	167
Total interest and similar income	12,439	11,617	6,708
Interest expense and similar charges:
Deposits by customers	(4,276)	(3,230)	(905)
Deposits by banks	(839)	(1,165)	(496)
Repurchase agreements – non-trading	(644)	(538)	(120)
Debt securities in issue	(2,171)	(1,852)	(650)
Subordinated liabilities	(193)	(169)	(108)
Other	(4)	(5)	(4)
Total interest expense and similar charges	(8,127)	(6,959)	(2,283)
Net interest income	4,312	4,658	4,425
Interest revenue for financial assets measured at fair value through other comprehensive income	296	230	87
Interest expense on derivatives hedging debt issuances	762	706	6
Interest expense on lease liabilities	£ 3	£ 3	£ 3